Exhibit 99.1

World Omni Auto Receivables Trust 2024-B
Monthly Servicer Certificate
October 31, 2024

Dates Covered
Collections Period	10/01/24 - 10/31/24
Interest Accrual Period	10/15/24 - 11/14/24
30/360 Days	30
Actual/360 Days	31
Distribution Date	11/15/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/24	1,010,241,940.22	41,206
Yield Supplement Overcollateralization Amount 09/30/24	77,789,726.57	0
Receivables Balance 09/30/24	1,088,031,666.79	41,206
Principal Payments	38,876,016.26	850
Defaulted Receivables	2,018,941.84	56
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/24	73,872,531.59	0
Pool Balance at 10/31/24	973,264,177.10	40,300

Pool Statistics	$ Amount	# of Accounts
Pool Factor	78.43%
Prepayment ABS Speed	1.85%
Aggregate Starting Principal Balance	1,335,109,741.10	47,844

Delinquent Receivables:
Past Due 31-60 days	10,085,616.34	369
Past Due 61-90 days	2,575,916.27	94
Past Due 91-120 days	732,941.89	32
Past Due 121+ days	0.00	0
Total	13,394,474.50	495

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.28%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.32%
Delinquency Trigger Occurred	NO

Recoveries	1,040,503.88
Aggregate Net Losses/(Gains) - October 2024	978,437.96
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	1.08%
Prior Net Losses/(Gains) Ratio	0.68%
Second Prior Net Losses/(Gains) Ratio	0.69%
Third Prior Net Losses/(Gains) Ratio	0.33%
Four Month Average	0.70%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.20%

Overcollateralization Target Amount	8,759,377.59
Actual Overcollateralization	8,759,377.59
Weighted Average Contract Rate	7.38%
Weighted Average Contract Rate, Yield Adjusted	10.93%
Weighted Average Remaining Term	57.18

Flow of Funds	$ Amount
Collections	46,471,391.25
Investment Earnings on Cash Accounts	42,770.41
Servicing Fee	(906,693.06)
Transfer to Collection Account	-
Available Funds	45,607,468.60

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	4,251,574.11
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	165,883.33
(5) Noteholders' Second Priority Principal Distributable Amount	9,385,585.66
(6) Class C Interest	84,329.17
(7) Noteholders' Third Priority Principal Distributable Amount	18,500,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	8,759,377.59
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	4,460,718.74

Total Distributions of Available Funds	45,607,468.60

Servicing Fee	906,693.06
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,176,800,000.00
Original Class B	37,000,000.00
Original Class C	18,500,000.00

Total Class A, B, & C
Note Balance @ 10/15/24	1,001,149,762.76
Principal Paid	36,644,963.25
Note Balance @ 11/15/24	964,504,799.51

Class A-1
Note Balance @ 10/15/24	0.00
Principal Paid	0.00
Note Balance @ 11/15/24	0.00
Note Factor @ 11/15/24	0.0000000%

Class A-2a
Note Balance @ 10/15/24	199,463,133.14
Principal Paid	17,103,833.49
Note Balance @ 11/15/24	182,359,299.65
Note Factor @ 11/15/24	91.1796498%

Class A-2b
Note Balance @ 10/15/24	227,886,629.62
Principal Paid	19,541,129.76
Note Balance @ 11/15/24	208,345,499.86
Note Factor @ 11/15/24	91.1796498%

Class A-3
Note Balance @ 10/15/24	428,500,000.00
Principal Paid	0.00
Note Balance @ 11/15/24	428,500,000.00
Note Factor @ 11/15/24	100.0000000%

Class A-4
Note Balance @ 10/15/24	89,800,000.00
Principal Paid	0.00
Note Balance @ 11/15/24	89,800,000.00
Note Factor @ 11/15/24	100.0000000%

Class B
Note Balance @ 10/15/24	37,000,000.00
Principal Paid	0.00
Note Balance @ 11/15/24	37,000,000.00
Note Factor @ 11/15/24	100.0000000%

Class C
Note Balance @ 10/15/24	18,500,000.00
Principal Paid	0.00
Note Balance @ 11/15/24	18,500,000.00
Note Factor @ 11/15/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	4,501,786.61
Total Principal Paid	36,644,963.25
Total Paid	41,146,749.86

Class A-1
Coupon	5.53400%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.48000%
Interest Paid	910,881.64
Principal Paid	17,103,833.49
Total Paid to A-2a Holders	18,014,715.13

Class A-2b
SOFR Rate	5.00981%
Coupon	5.43981%
Interest Paid	1,067,484.97
Principal Paid	19,541,129.76
Total Paid to A-2b Holders	20,608,614.73

Class A-3
Coupon	5.27000%
Interest Paid	1,881,829.17
Principal Paid	0.00
Total Paid to A-3 Holders	1,881,829.17

Class A-4
Coupon	5.23000%
Interest Paid	391,378.33
Principal Paid	0.00
Total Paid to A-4 Holders	391,378.33

Class B
Coupon	5.38000%
Interest Paid	165,883.33
Principal Paid	0.00
Total Paid to B Holders	165,883.33

Class C
Coupon	5.47000%
Interest Paid	84,329.17
Principal Paid	0.00
Total Paid to C Holders	84,329.17

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	3.6531580
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	29.7370472
Total Distribution Amount	33.3902052

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	4.5544082
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	85.5191675
Total A-2a Distribution Amount	90.0735757

A-2b Interest Distribution Amount	4.6717067
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	85.5191674
Total A-2b Distribution Amount	90.1908741

A-3 Interest Distribution Amount	4.3916667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	4.3916667

A-4 Interest Distribution Amount	4.3583333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.3583333

B Interest Distribution Amount	4.4833332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.4833332

C Interest Distribution Amount	4.5583335
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.5583335

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	256.12
Noteholders' Third Priority Principal Distributable Amount	504.85
Noteholders' Principal Distributable Amount	239.03

Account Balances	$ Amount
Reserve Account
Balance as of 10/15/24	3,080,896.88
Investment Earnings	12,470.33
Investment Earnings Paid	(12,470.33)
Deposit/(Withdrawal)	-
Balance as of 11/15/24	3,080,896.88
Change	-

Required Reserve Amount	3,080,896.88